Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses

Note 6: Loans and Allowance for Credit Losses

Table 6.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $3.9 billion and $4.4 billion at December 31, 2017 and 2016, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums.

Table 6.1: Loans Outstanding

	December 31,
(in millions)	2017	2016	2015	2014	2013
Commercial:
Commercial and industrial	$333,125	330,840	299,892	271,795	235,358
Real estate mortgage	126,599	132,491	122,160	111,996	112,427
Real estate construction	24,279	23,916	22,164	18,728	16,934
Lease financing	19,385	19,289	12,367	12,307	12,371
Total commercial	503,388	506,536	456,583	414,826	377,090
Consumer:
Real estate 1-4 family first mortgage	284,054	275,579	273,869	265,386	258,507
Real estate 1-4 family junior lien mortgage	39,713	46,237	53,004	59,717	65,950
Credit card	37,976	36,700	34,039	31,119	26,882
Automobile	53,371	62,286	59,966	55,740	50,808
Other revolving credit and installment	38,268	40,266	39,098	35,763	43,049
Total consumer	453,382	461,068	459,976	447,725	445,196
Total loans	$956,770	967,604	916,559	862,551	822,286

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. Table 6.2 presents total commercial foreign loans outstanding by class of financing receivable.

Table 6.2: Commercial Foreign Loans Outstanding

	December 31,
(in millions)	2017	2016	2015	2014	2013
Commercial foreign loans:
Commercial and industrial	$60,106	55,396	49,049	44,707	41,547
Real estate mortgage	8,033	8,541	8,350	4,776	5,328
Real estate construction	655	375	444	218	187
Lease financing	1,126	972	274	336	338
Total commercial foreign loans	$69,920	65,284	58,117	50,037	47,400

Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. At December 31, 2017 and 2016, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type. Real estate 1-4 family non-PCI mortgage loans to borrowers in the state of California represented 12% of total loans at December 31, 2017, compared with 11% at December 31, 2016, and PCI loans were under 1% in both years. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 4% of total loans. We continuously monitor changes in real estate values and underlying economic or market conditions for all geographic areas of our real estate 1-4 family mortgage portfolio as part of our credit risk management process.
Some of our real estate 1-4 family first and junior lien mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 4% of total loans at December 31, 2017, and 7% at December 31, 2016. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans. We acquired an option payment loan portfolio (Pick-a-Pay) from Wachovia at December 31, 2008. A majority of the portfolio was identified as PCI loans. Since the acquisition, we have reduced our exposure to the option payment portion of the portfolio through our modification efforts and loss mitigation actions. At December 31, 2017, approximately 1% of total loans remained with the payment option feature compared with 10% at December 31, 2008.
Our first and junior lien lines of credit products generally have draw periods of 10, 15 or 20 years, with variable interest rate and payment options during the draw period of (1) interest only or (2) 1.5% of total outstanding balance plus accrued interest. During the draw period, the borrower has the option of converting all or a portion of the line from a variable interest rate to a fixed rate with terms including interest-only payments for a fixed period between three to seven years or a fully amortizing payment with a fixed period between five to 30 years. At the end of the draw period, a line of credit generally converts to an amortizing payment schedule with repayment terms of up to 30 years based on the balance at time of conversion. At December 31, 2017, our lines of credit portfolio had an outstanding balance of $49.9 billion, of which $12.3 billion, or 25%, is in its amortization period, another $3.0 billion, or 6%, of our total outstanding balance, will reach their end of draw period during 2018 through 2019, $9.3 billion, or 19%, during 2020 through 2022, and $25.3 billion, or 50%, will convert in subsequent years. This portfolio had unfunded credit commitments of $62.3 billion at December 31, 2017. The lines that enter their amortization period may experience higher delinquencies and higher loss rates than the lines in their draw period. At December 31, 2017, $575 million, or 5%, of outstanding lines of credit that are in their amortization period were 30 or more days past due, compared with $690 million, or 2%, for lines in their draw period. We have considered this increased inherent risk in our allowance for credit loss estimate. In anticipation of our borrowers reaching the end of their contractual commitment, we have created a program to inform, educate and help these borrowers transition from interest-only to fully-amortizing payments or full repayment. We monitor the performance of the borrowers moving through the program in an effort to refine our ongoing program strategy.

Loan Purchases, Sales, and Transfers
Table 6.3 summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

Table 6.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2017			2016
(in millions)	Commercial	Consumer (1)	Total	Commercial (2)	Consumer (1)	Total
Purchases	$3,675	2	3,677	32,710	5	32,715
Sales	(2,066)	(425)	(2,491)	(1,334)	(1,486)	(2,820)
Transfers to MHFS/LHFS	(736)	(2)	(738)	(306)	(6)	(312)

(1)
Excludes activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools, and manage and/or resell them in accordance with applicable requirements. These loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Accordingly, these loans have limited impact on the allowance for loan losses.

(2)	Purchases include loans and capital leases from the 2016 GE Capital business acquisitions.
Commitments to Lend
A commitment to lend is a legally binding agreement to lend funds to a customer, usually at a stated interest rate, if funded, and for specific purposes and time periods. We generally require a fee to extend such commitments. Certain commitments are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas on an ongoing basis that must be met before we are required to fund the commitment. We may reduce or cancel consumer commitments, including home equity lines and credit card lines, in accordance with the contracts and applicable law.
We may, as a representative for other lenders, advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss. These temporary advance arrangements totaled approximately $85 billion at December 31, 2017, and $77 billion at December 31, 2016.
We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At December 31, 2017 and 2016, we had $982 million and $1.1 billion, respectively, of outstanding issued commercial letters of credit. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility for different purposes in one of several forms, including a standby letter of credit. See Note 14 (Guarantees, Pledged Assets and Collateral, and Other Commitments) for additional information on standby letters of credit.
When we make commitments, we are exposed to credit risk. The maximum credit risk for these commitments will generally be lower than the contractual amount because a significant portion of these commitments are expected to expire without being used by the customer. In addition, we manage the potential risk in commitments to lend by limiting the total amount of commitments, both by individual customer and in total, by monitoring the size and maturity structure of these commitments and by applying the same credit standards for these commitments as for all of our credit activities.
For loans and commitments to lend, we generally require collateral or a guarantee. We may require various types of collateral, including commercial and consumer real estate, automobiles, other short-term liquid assets such as accounts receivable or inventory and long-lived assets, such as equipment and other business assets. Collateral requirements for each loan or commitment may vary based on the loan product and our assessment of a customer’s credit risk according to the specific credit underwriting, including credit terms and structure.
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 6.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 6.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2017	Dec 31, 2016
Commercial:
Commercial and industrial	$326,626	319,662
Real estate mortgage	7,485	7,833
Real estate construction	16,621	18,840
Lease financing	—	16
Total commercial	350,732	346,351
Consumer:
Real estate 1-4 family first mortgage	29,876	33,498
Real estate 1-4 family junior lien mortgage	38,897	41,431
Credit card	108,465	101,895
Other revolving credit and installment	27,541	28,349
Total consumer	204,779	205,173
Total unfunded credit commitments	$555,511	551,524
Allowance for Credit Losses
Table 6.5 presents the allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments.

Table 6.5: Allowance for Credit Losses

	Year ended December 31,
(in millions)	2017	2016	2015	2014	2013
Balance, beginning of year	$12,540	12,512	13,169	14,971	17,477
Provision for credit losses	2,528	3,770	2,442	1,395	2,309
Interest income on certain impaired loans (1)	(186)	(205)	(198)	(211)	(264)
Loan charge-offs:
Commercial:
Commercial and industrial	(789)	(1,419)	(734)	(627)	(739)
Real estate mortgage	(38)	(27)	(59)	(66)	(190)
Real estate construction	—	(1)	(4)	(9)	(28)
Lease financing	(45)	(41)	(14)	(15)	(34)
Total commercial	(872)	(1,488)	(811)	(717)	(991)
Consumer:
Real estate 1-4 family first mortgage	(240)	(452)	(507)	(721)	(1,439)
Real estate 1-4 family junior lien mortgage	(279)	(495)	(635)	(864)	(1,579)
Credit card	(1,481)	(1,259)	(1,116)	(1,025)	(1,022)
Automobile	(1,002)	(845)	(742)	(729)	(625)
Other revolving credit and installment	(713)	(708)	(643)	(668)	(754)
Total consumer	(3,715)	(3,759)	(3,643)	(4,007)	(5,419)
Total loan charge-offs	(4,587)	(5,247)	(4,454)	(4,724)	(6,410)
Loan recoveries:
Commercial:
Commercial and industrial	297	263	252	369	396
Real estate mortgage	82	116	127	160	226
Real estate construction	30	38	37	136	137
Lease financing	17	11	8	8	17
Total commercial	426	428	424	673	776
Consumer:
Real estate 1-4 family first mortgage	288	373	245	212	246
Real estate 1-4 family junior lien mortgage	266	266	259	238	269
Credit card	239	207	175	161	127
Automobile	319	325	325	349	322
Other revolving credit and installment	121	128	134	146	161
Total consumer	1,233	1,299	1,138	1,106	1,125
Total loan recoveries	1,659	1,727	1,562	1,779	1,901
Net loan charge-offs	(2,928)	(3,520)	(2,892)	(2,945)	(4,509)
Other	6	(17)	(9)	(41)	(42)
Balance, end of year	$11,960	12,540	12,512	13,169	14,971
Components:
Allowance for loan losses	$11,004	11,419	11,545	12,319	14,502
Allowance for unfunded credit commitments	956	1,121	967	850	469
Allowance for credit losses	$11,960	12,540	12,512	13,169	14,971
Net loan charge-offs as a percentage of average total loans	0.31%	0.37	0.33	0.35	0.56
Allowance for loan losses as a percentage of total loans	1.15	1.18	1.26	1.43	1.76
Allowance for credit losses as a percentage of total loans	1.25	1.30	1.37	1.53	1.82

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Table 6.6 summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

Table 6.6: Allowance Activity by Portfolio Segment

	Year ended December 31,
	2017			2016
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$7,394	5,146	12,540	6,872	5,640	12,512
Provision (reversal of provision) for credit losses	(261)	2,789	2,528	1,644	2,126	3,770
Interest income on certain impaired loans	(59)	(127)	(186)	(45)	(160)	(205)

Loan charge-offs	(872)	(3,715)	(4,587)	(1,488)	(3,759)	(5,247)
Loan recoveries	426	1,233	1,659	428	1,299	1,727
Net loan charge-offs	(446)	(2,482)	(2,928)	(1,060)	(2,460)	(3,520)
Other	4	2	6	(17)	—	(17)
Balance, end of year	$6,632	5,328	11,960	7,394	5,146	12,540

Table 6.7 disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

Table 6.7: Allowance by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2017
Collectively evaluated (1)	$5,927	4,143	10,070	499,342	425,919	925,261
Individually evaluated (2)	705	1,185	1,890	3,960	14,714	18,674
PCI (3)	—	—	—	86	12,749	12,835
Total	$6,632	5,328	11,960	503,388	453,382	956,770
December 31, 2016
Collectively evaluated (1)	$6,392	3,553	9,945	500,487	428,009	928,496
Individually evaluated (2)	1,000	1,593	2,593	5,372	17,005	22,377
PCI (3)	2	—	2	677	16,054	16,731
Total	$7,394	5,146	12,540	506,536	461,068	967,604

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the allowance for credit losses. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date, with the exception of updated Fair Isaac Corporation (FICO) scores and updated loan-to-value (LTV)/combined LTV (CLTV). We obtain FICO scores at loan origination and the scores are generally updated at least quarterly, except in limited circumstances, including compliance with the Fair Credit Reporting Act (FCRA). Generally, the LTV and CLTV indicators are updated in the second month of each quarter, with updates no older than September 30, 2017. See the “Purchased Credit-Impaired Loans” section in this Note for credit quality information on our PCI portfolio.

COMMERCIAL CREDIT QUALITY INDICATORS In addition to monitoring commercial loan concentration risk, we manage a consistent process for assessing commercial loan credit quality. Generally, commercial loans are subject to individual risk assessment using our internal borrower and collateral quality ratings. Our ratings are aligned to Pass and Criticized categories. The Criticized category includes Special Mention, Substandard, and Doubtful categories which are defined by bank regulatory agencies.
Table 6.8 provides a breakdown of outstanding commercial loans by risk category. Of the $16.6 billion in criticized commercial and industrial loans and $4.6 billion in criticized commercial real estate (CRE) loans at December 31, 2017, $1.9 billion and $665 million, respectively, have been placed on nonaccrual status and written down to net realizable collateral value.
Table 6.8: Commercial Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2017
By risk category:
Pass	$316,431	122,312	23,981	18,162	480,886
Criticized	16,608	4,287	298	1,223	22,416
Total commercial loans (excluding PCI)	333,039	126,599	24,279	19,385	503,302
Total commercial PCI loans (carrying value)	86	—	—	—	86
Total commercial loans	$333,125	126,599	24,279	19,385	503,388
December 31, 2016
By risk category:
Pass	$308,166	126,793	23,408	17,899	476,266
Criticized	22,437	5,315	451	1,390	29,593
Total commercial loans (excluding PCI)	330,603	132,108	23,859	19,289	505,859
Total commercial PCI loans (carrying value)	237	383	57	—	677
Total commercial loans	$330,840	132,491	23,916	19,289	506,536

Table 6.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

Table 6.9: Commercial Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2017
By delinquency status:
Current-29 days past due (DPD) and still accruing	$330,319	125,642	24,107	19,148	499,216
30-89 DPD and still accruing	795	306	135	161	1,397
90+ DPD and still accruing	26	23	—	—	49
Nonaccrual loans	1,899	628	37	76	2,640
Total commercial loans (excluding PCI)	333,039	126,599	24,279	19,385	503,302
Total commercial PCI loans (carrying value)	86	—	—	—	86
Total commercial loans	$333,125	126,599	24,279	19,385	503,388
December 31, 2016
By delinquency status:
Current-29 DPD and still accruing	$326,765	131,165	23,776	19,042	500,748
30-89 DPD and still accruing	594	222	40	132	988
90+ DPD and still accruing	28	36	—	—	64
Nonaccrual loans	3,216	685	43	115	4,059
Total commercial loans (excluding PCI)	330,603	132,108	23,859	19,289	505,859
Total commercial PCI loans (carrying value)	237	383	57	—	677
Total commercial loans	$330,840	132,491	23,916	19,289	506,536

CONSUMER CREDIT QUALITY INDICATORS We have various classes of consumer loans that present unique risks. Loan delinquency, FICO credit scores and LTV for loan types are common credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the allowance for credit losses for the consumer portfolio segment.
Many of our loss estimation techniques used for the allowance for credit losses rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality and the establishment of our allowance for credit losses. Table 6.10 provides the outstanding balances of our consumer portfolio by delinquency status.

Table 6.10: Consumer Loans by Delinquency Status

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2017
By delinquency status:
Current-29 DPD	$251,786	38,746	36,996	51,445	37,885	416,858
30-59 DPD	1,893	336	287	1,385	155	4,056
60-89 DPD	742	163	201	392	93	1,591
90-119 DPD	369	103	192	146	80	890
120-179 DPD	308	95	298	3	30	734
180+ DPD	1,091	243	2	—	25	1,361
Government insured/guaranteed loans (1)	15,143	—	—	—	—	15,143
Total consumer loans (excluding PCI)	271,332	39,686	37,976	53,371	38,268	440,633
Total consumer PCI loans (carrying value)	12,722	27	—	—	—	12,749
Total consumer loans	$284,054	39,713	37,976	53,371	38,268	453,382
December 31, 2016
By delinquency status:
Current-29 DPD	$239,061	45,238	35,773	60,572	39,833	420,477
30-59 DPD	1,904	296	275	1,262	177	3,914
60-89 DPD	700	160	200	330	111	1,501
90-119 DPD	307	102	169	116	93	787
120-179 DPD	323	108	279	5	30	745
180+ DPD	1,661	297	4	1	22	1,985
Government insured/guaranteed loans (1)	15,605	—	—	—	—	15,605
Total consumer loans (excluding PCI)	259,561	46,201	36,700	62,286	40,266	445,014
Total consumer PCI loans (carrying value)	16,018	36	—	—	—	16,054
Total consumer loans	$275,579	46,237	36,700	62,286	40,266	461,068

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA. Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $10.5 billion at December 31, 2017, compared with $10.1 billion at December 31, 2016.

Of the $3.0 billion of consumer loans not government insured/guaranteed that are 90 days or more past due at December 31, 2017, $1.0 billion was accruing, compared with $3.5 billion past due and $908 million accruing at December 31, 2016.
Real estate 1-4 family first mortgage loans 180 days or more past due totaled $1.1 billion, or 0.4% of total first mortgages (excluding PCI), at December 31, 2017, compared with $1.7 billion, or 0.6%, at December 31, 2016.
Table 6.11 provides a breakdown of our consumer portfolio by FICO. The December 31, 2017, FICO scores for real estate 1-4 family first and junior lien mortgages reflect a new FICO score version we adopted in first quarter 2017 to monitor and manage those portfolios. In general, the impact for us is a shift to higher scores, particularly to the 800+ level, as the new FICO score version utilizes a more refined approach that better distinguishes borrower credit risk. Most of the scored consumer portfolio has an updated FICO of 680 and above, reflecting a strong current borrower credit profile. FICO is not available for certain loan types, or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes. Substantially all loans not requiring a FICO score are securities-based loans originated through retail brokerage, and totaled $8.5 billion at December 31, 2017, and $8.0 billion at December 31, 2016.
Table 6.11: Consumer Loans by FICO

(in millions)	Real estate 1-4 family first mortgage (1)	Real estate 1-4 family junior lien mortgage (1)	Credit card	Automobile	Other revolving credit and installment (1)	Total
December 31, 2017
By FICO:
< 600	$5,145	1,768	3,525	8,858	863	20,159
600-639	3,487	1,253	3,101	5,615	904	14,360
640-679	6,789	2,387	5,690	7,696	1,959	24,521
680-719	14,977	4,797	7,628	8,825	3,582	39,809
720-759	27,926	6,246	8,097	7,806	5,089	55,164
760-799	55,590	7,323	6,372	6,468	6,257	82,010
800+	136,729	15,144	2,994	7,845	8,455	171,167
No FICO available	5,546	768	569	258	2,648	9,789
FICO not required	—	—	—	—	8,511	8,511
Government insured/guaranteed loans (2)	15,143	—	—	—	—	15,143
Total consumer loans (excluding PCI)	271,332	39,686	37,976	53,371	38,268	440,633
Total consumer PCI loans (carrying value)	12,722	27	—	—	—	12,749
Total consumer loans	$284,054	39,713	37,976	53,371	38,268	453,382
December 31, 2016
By FICO:
< 600	$6,720	2,591	3,475	9,934	976	23,696
600-639	5,400	1,917	3,109	6,705	1,056	18,187
640-679	10,975	3,747	5,678	10,204	2,333	32,937
680-719	23,300	6,432	7,382	11,233	4,302	52,649
720-759	38,832	9,413	7,632	8,769	5,869	70,515
760-799	103,608	14,929	6,191	8,164	8,348	141,240
800+	49,508	6,391	2,868	6,856	6,434	72,057
No FICO available	5,613	781	365	421	2,906	10,086
FICO not required	—	—	—	—	8,042	8,042
Government insured/guaranteed loans (2)	15,605	—	—	—	—	15,605
Total consumer loans (excluding PCI)	259,561	46,201	36,700	62,286	40,266	445,014
Total consumer PCI loans (carrying value)	16,018	36	—	—	—	16,054
Total consumer loans	$275,579	46,237	36,700	62,286	40,266	461,068

(1)	The December 31, 2017, amounts reflect updated FICO score version implemented in first quarter 2017.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

LTV refers to the ratio comparing the loan’s unpaid principal balance to the property’s collateral value. CLTV refers to the combination of first mortgage and junior lien mortgage (including unused line amounts for credit line products) ratios. LTVs and CLTVs are updated quarterly using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties, generally with an original value of $1 million or more, as the AVM values have proven less accurate for these properties.
Table 6.12 shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 6.12: Consumer Loans by LTV/CLTV

	December 31, 2017			December 31, 2016
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$133,902	16,301	150,203	121,430	16,464	137,894
60.01-80%	104,639	12,918	117,557	101,726	15,262	116,988
80.01-100%	13,924	6,580	20,504	15,795	8,765	24,560
100.01-120% (1)	1,868	2,427	4,295	2,644	3,589	6,233
> 120% (1)	783	1,008	1,791	1,066	1,613	2,679
No LTV/CLTV available	1,073	452	1,525	1,295	508	1,803
Government insured/guaranteed loans (2)	15,143	—	15,143	15,605	—	15,605
Total consumer loans (excluding PCI)	271,332	39,686	311,018	259,561	46,201	305,762
Total consumer PCI loans (carrying value)	12,722	27	12,749	16,018	36	16,054
Total consumer loans	$284,054	39,713	323,767	275,579	46,237	321,816

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

NONACCRUAL LOANS Table 6.13 provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

Table 6.13: Nonaccrual Loans

	Dec 31,	Dec 31,
(in millions)	2017	2016
Commercial:
Commercial and industrial	$1,899	3,216
Real estate mortgage	628	685
Real estate construction	37	43
Lease financing	76	115
Total commercial	2,640	4,059
Consumer:
Real estate 1-4 family first mortgage (1)	4,122	4,962
Real estate 1-4 family junior lien mortgage	1,086	1,206
Automobile	130	106
Other revolving credit and installment	58	51
Total consumer	5,396	6,325
Total nonaccrual loans (excluding PCI)	$8,036	10,384

(1)	Includes MHFS of $136 million and $149 million at December 31, 2017 and 2016, respectively.
LOANS IN PROCESS OF FORECLOSURE Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $6.3 billion and $8.1 billion at December 31, 2017 and 2016, respectively, which included $4.0 billion and $4.8 billion, respectively, of loans that are government insured/guaranteed. We commence the foreclosure process on consumer real estate loans when a borrower becomes 120 days delinquent in accordance with Consumer Finance Protection Bureau Guidelines. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state’s courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING   Certain loans 90 days or more past due as to interest or principal are still accruing, because they are (1) well-secured and in the process of collection or (2) real estate 1‑4 family mortgage loans or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due. PCI loans of $1.4 billion at December 31, 2017, and $2.0 billion at December 31, 2016, are not included in these past due and still accruing loans even though they are 90 days or more contractually past due. These PCI loans are considered to be accruing because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.
Table 6.14 shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

Table 6.14: Loans 90 Days or More Past Due and Still Accruing

	Dec 31,	Dec 31,
(in millions)	2017	2016
Total (excluding PCI):	$11,997	11,858
Less: FHA insured/guaranteed by the VA (1)(2)	10,934	10,883
Less: Student loans guaranteed under the Federal Family Education Loan Program (FFELP) (3)	—	3
Total, not government insured/guaranteed	$1,063	972
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$26	28
Real estate mortgage	23	36
Total commercial	49	64
Consumer:
Real estate 1-4 family first mortgage (2)	219	175
Real estate 1-4 family junior lien mortgage (2)	60	56
Credit card	492	452
Automobile	143	112
Other revolving credit and installment	100	113
Total consumer	1,014	908
Total, not government insured/guaranteed	$1,063	972

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

(3)
Represents loans whose repayments are largely guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP. All remaining student loans guaranteed under the FFELP were sold as of March 31, 2017.

IMPAIRED LOANS  Table 6.15 summarizes key information for impaired loans. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans generally have estimated losses which are included in the allowance for credit losses. We have impaired loans with no allowance for credit losses when loss content has been previously recognized through charge-offs and we do not anticipate additional charge-offs or losses, or certain loans are currently performing in accordance with their terms and for which no loss has been estimated. Impaired loans exclude PCI loans. Table 6.15 includes trial modifications that totaled $194 million at December 31, 2017, and $299 million at December 31, 2016.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

Table 6.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2017
Commercial:
Commercial and industrial	$3,577	2,568	2,310	462
Real estate mortgage	1,502	1,239	1,207	211
Real estate construction	95	54	45	9
Lease financing	132	99	89	23
Total commercial	5,306	3,960	3,651	705
Consumer:
Real estate 1-4 family first mortgage	14,020	12,225	6,060	770
Real estate 1-4 family junior lien mortgage	2,135	1,918	1,421	245
Credit card	356	356	356	136
Automobile	157	87	34	5
Other revolving credit and installment	136	128	117	29
Total consumer (2)	16,804	14,714	7,988	1,185
Total impaired loans (excluding PCI)	$22,110	18,674	11,639	1,890
December 31, 2016
Commercial:
Commercial and industrial	$5,058	3,742	3,418	675
Real estate mortgage	1,777	1,418	1,396	280
Real estate construction	167	93	93	22
Lease financing	146	119	119	23
Total commercial	7,148	5,372	5,026	1,000
Consumer:
Real estate 1-4 family first mortgage	16,438	14,362	9,475	1,117
Real estate 1-4 family junior lien mortgage	2,399	2,156	1,681	350
Credit card	300	300	300	104
Automobile	153	85	31	5
Other revolving credit and installment	109	102	91	17
Total consumer (2)	19,399	17,005	11,578	1,593
Total impaired loans (excluding PCI)	$26,547	22,377	16,604	2,593

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Includes the recorded investment of $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance. Impaired loans may also have limited, if any, allowance when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $579 million and $403 million at December 31, 2017 and 2016, respectively.
Table 6.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 6.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2017		2016		2015
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$3,241	118	3,408	101	1,240	80
Real estate mortgage	1,328	91	1,636	128	2,128	140
Real estate construction	66	14	115	11	246	25
Lease financing	105	1	88	—	26	—
Total commercial	4,740	224	5,247	240	3,640	245
Consumer:
Real estate 1-4 family first mortgage	13,326	730	15,857	828	17,924	921
Real estate 1-4 family junior lien mortgage	2,041	121	2,294	132	2,480	137
Credit card	323	36	295	34	317	39
Automobile	86	11	93	11	115	13
Other revolving credit and installment	117	8	89	6	61	5
Total consumer	15,893	906	18,628	1,011	20,897	1,115
Total impaired loans (excluding PCI)	$20,633	1,130	23,875	1,251	24,537	1,360

Interest income:
Cash basis of accounting	$299	353	412
Other (1)	831	898	948
Total interest income	$1,130	1,251	1,360

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

TROUBLED DEBT RESTRUCTURINGS (TDRs)  When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR, the balance of which totaled $17.8 billion and $20.8 billion at December 31, 2017 and 2016, respectively. We do not consider loan resolutions such as foreclosure or short sale to be a TDR.
We may require some consumer borrowers experiencing financial difficulty to make trial payments generally for a period of three to four months, according to the terms of a planned permanent modification, to determine if they can perform according to those terms. These arrangements represent trial modifications, which we classify and account for as TDRs. While loans are in trial payment programs, their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms.
Table 6.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and pay off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 6.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2017
Commercial:
Commercial and industrial	$24	45	2,912	2,981	173	0.64%	$45
Real estate mortgage	5	59	507	571	20	1.28	59
Real estate construction	—	1	26	27	—	0.69	1
Lease financing	—	—	37	37	—	—	—
Total commercial	29	105	3,482	3,616	193	1.00	105
Consumer:
Real estate 1-4 family first mortgage	231	140	1,035	1,406	15	2.57	257
Real estate 1-4 family junior lien mortgage	25	82	81	188	14	3.26	93
Credit card	—	257	—	257	—	11.98	257
Automobile	2	15	67	84	39	5.89	15
Other revolving credit and installment	—	47	8	55	1	7.47	47
Trial modifications (6)	—	—	(28)	(28)	—	—	—
Total consumer	258	541	1,163	1,962	69	6.70	669
Total	$287	646	4,645	5,578	262	5.92%	$774
Year ended December 31, 2016
Commercial:
Commercial and industrial	$42	130	3,154	3,326	360	1.91%	$130
Real estate mortgage	2	105	560	667	1	1.15	105
Real estate construction	—	27	72	99	—	1.02	27
Lease financing	—	—	8	8	—	—	—
Total commercial	44	262	3,794	4,100	361	1.51	262
Consumer:
Real estate 1-4 family first mortgage	338	288	1,411	2,037	49	2.69	507
Real estate 1-4 family junior lien mortgage	23	109	106	238	37	3.07	130
Credit card	—	180	—	180	—	12.09	180
Automobile	2	16	57	75	36	6.07	16
Other revolving credit and installment	1	33	10	44	2	6.83	33
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	364	626	1,628	2,618	124	4.92	866
Total	$408	888	5,422	6,718	485	4.13%	$1,128
Year ended December 31, 2015
Commercial:
Commercial and industrial	$10	33	1,806	1,849	62	1.11%	$33
Real estate mortgage	14	133	904	1,051	1	1.47	133
Real estate construction	11	15	72	98	—	0.95	15
Lease financing	—	—	—	—	—	—	—
Total commercial	35	181	2,782	2,998	63	1.36	181
Consumer:
Real estate 1-4 family first mortgage	400	339	1,892	2,631	53	2.50	656
Real estate 1-4 family junior lien mortgage	34	99	172	305	43	3.09	127
Credit card	—	166	—	166	—	11.44	166
Automobile	1	5	87	93	38	8.28	5
Other revolving credit and installment	—	27	8	35	1	5.94	27
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	435	636	2,203	3,274	135	4.21	981
Total	$470	817	4,985	6,272	198	3.77%	$1,162

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $2.1 billion, $1.6 billion and $2.1 billion, for the years ended December 31, 2017, 2016, and 2015, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $32 million, $67 million and $100 million for the years ended December 31, 2017, 2016, and 2015, respectively.

(5)
Reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Table 6.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 6.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2017	2016	2015
Commercial:
Commercial and industrial	$173	124	66
Real estate mortgage	61	66	104
Real estate construction	4	3	4
Lease financing	1	—	—
Total commercial	239	193	174
Consumer:
Real estate 1-4 family first mortgage	114	138	187
Real estate 1-4 family junior lien mortgage	19	20	17
Credit card	74	56	52
Automobile	15	13	13
Other revolving credit and installment	5	4	3
Total consumer	227	231	272
Total	$466	424	446
Purchased Credit-Impaired Loans
Substantially all of our PCI loans were acquired from Wachovia on December 31, 2008, at which time we acquired commercial and consumer loans with a carrying value of $18.7 billion and $40.1 billion, respectively. The unpaid principal balance on December 31, 2008 was $98.2 billion for the total of commercial and consumer PCI loans. Table 6.19 presents PCI loans net of any remaining purchase accounting adjustments. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

Table 6.19: PCI Loans

	Dec 31,	Dec 31,
(in millions)	2017	2016
Commercial:
Commercial and industrial	$86	237
Real estate mortgage	—	383
Real estate construction	—	57
Total commercial	86	677
Consumer:
Real estate 1-4 family first mortgage	12,722	16,018
Real estate 1-4 family junior lien mortgage	27	36
Total consumer	12,749	16,054
Total PCI loans (carrying value)	$12,835	16,731
Total PCI loans (unpaid principal balance)	$18,975	24,136

ACCRETABLE YIELD  The excess of cash flows expected to be
collected over the carrying value of PCI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:

•
changes in interest rate indices for variable rate PCI loans – expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;

•	changes in prepayment assumptions – prepayments affect the estimated life of PCI loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•
changes in the expected principal and interest payments over the estimated life – updates to expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows from loan modifications are included in the regular evaluations of cash flows expected to be collected.

The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in Table 6.20. Changes during 2017 reflected an expectation, as a result of our quarterly evaluation of PCI cash flows, that prepayment of modified Pick-a-Pay loans will continue to increase over their estimated weighted-average life and that expected loss has decreased as a result of continued reductions in loan to value ratios and sustained higher housing prices. Changes during 2017 also reflect a $309 million gain on the sale of $569 million Pick-a-Pay PCI loans in second quarter 2017.

Table 6.20: Change in Accretable Yield

(in millions)	2017	2016	2015	2009-2014
Total, beginning of period	$11,216	16,301	17,790	10,447
Addition of accretable yield due to acquisitions	2	27	—	132
Accretion into interest income (1)	(1,406)	(1,365)	(1,429)	(12,783)
Accretion into noninterest income due to sales (2)	(334)	(9)	(28)	(430)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	642	1,221	1,166	8,568
Changes in expected cash flows that do not affect nonaccretable difference (3)	(1,233)	(4,959)	(1,198)	11,856
Total, end of period	$8,887	11,216	16,301	17,790

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

COMMERCIAL PCI CREDIT QUALITY INDICATORS Table 6.21 provides a breakdown of commercial PCI loans by risk category.

Table 6.21: Commercial PCI Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2017
By risk category:
Pass	$8	—	—	8
Criticized	78	—	—	78
Total commercial PCI loans	$86	—	—	86
December 31, 2016
By risk category:
Pass	$92	263	47	402
Criticized	145	120	10	275
Total commercial PCI loans	$237	383	57	677

Table 6.22 provides past due information for commercial PCI loans.

Table 6.22: Commercial PCI Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2017
By delinquency status:
Current-29 DPD and still accruing	$86	—	—	86
30-89 DPD and still accruing	—	—	—	—
90+ DPD and still accruing	—	—	—	—
Total commercial PCI loans	$86	—	—	86
December 31, 2016
By delinquency status:
Current-29 DPD and still accruing	$235	353	48	636
30-89 DPD and still accruing	2	10	—	12
90+ DPD and still accruing	—	20	9	29
Total commercial PCI loans	$237	383	57	677

CONSUMER PCI CREDIT QUALITY INDICATORS  Our consumer PCI loans were aggregated into several pools of loans at acquisition. Below, we have provided credit quality indicators based on the unpaid principal balance (adjusted for write-downs) of the individual loans included in the pool, but we have not allocated the remaining purchase accounting adjustments, which were established at a pool level. Table 6.23 provides the delinquency status of consumer PCI loans.

Table 6.23: Consumer PCI Loans by Delinquency Status

	December 31, 2017			December 31, 2016
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$13,127	138	13,265	16,095	171	16,266
30-59 DPD and still accruing	1,317	8	1,325	1,488	7	1,495
60-89 DPD and still accruing	622	3	625	668	2	670
90-119 DPD and still accruing	293	2	295	233	2	235
120-179 DPD and still accruing	219	2	221	238	2	240
180+ DPD and still accruing	1,310	4	1,314	2,081	8	2,089
Total consumer PCI loans (adjusted unpaid principal balance)	$16,888	157	17,045	20,803	192	20,995
Total consumer PCI loans (carrying value)	$12,722	27	12,749	16,018	36	16,054

Table 6.24 provides FICO scores for consumer PCI loans.

Table 6.24: Consumer PCI Loans by FICO

	December 31, 2017 (1)			December 31, 2016
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$4,014	37	4,051	4,292	46	4,338
600-639	2,086	20	2,106	3,001	26	3,027
640-679	2,393	24	2,417	3,972	35	4,007
680-719	2,242	29	2,271	3,170	37	3,207
720-759	1,779	23	1,802	1,767	24	1,791
760-799	933	12	945	962	15	977
800+	468	6	474	254	4	258
No FICO available	2,973	6	2,979	3,385	5	3,390
Total consumer PCI loans (adjusted unpaid principal balance)	$16,888	157	17,045	20,803	192	20,995
Total consumer PCI loans (carrying value)	$12,722	27	12,749	16,018	36	16,054

(1)	December 31, 2017 amounts reflect updated FICO score version implemented in first quarter 2017.

Table 6.25 shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

Table 6.25: Consumer PCI Loans by LTV/CLTV

	December 31, 2017			December 31, 2016
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$8,010	45	8,055	7,513	38	7,551
60.01-80%	6,510	63	6,573	9,000	76	9,076
80.01-100%	1,975	35	2,010	3,458	54	3,512
100.01-120% (1)	319	10	329	669	18	687
> 120% (1)	73	3	76	161	5	166
No LTV/CLTV available	1	1	2	2	1	3
Total consumer PCI loans (adjusted unpaid principal balance)	$16,888	157	17,045	20,803	192	20,995
Total consumer PCI loans (carrying value)	$12,722	27	12,749	16,018	36	16,054

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.